Stockholders' Equity (Details) - Schedule of Stock Option and Restricted Stock Unit Activity Under its Plans - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2021
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Subject to Outstanding Stock Options, Outstanding , Beginning balance	898,844
Weighted Average Exercise Price per Share, Outstanding , Beginning balance	$ 4.74
Number of Shares Subject to Outstanding Stock Options, Granted	75,500	171,450	658,903
Weighted Average Exercise Price per Share, Granted	$ 2.32	$ 2.3	$ 5.96
Number of Outstanding Restricted Stock Units, Released
Weighted Average Grant Date Fair Value per Share, Released
Number of Shares Subject to Outstanding Stock Options, Cancelled/Forfeited	(5,000)		(22,500)
Weighted Average Exercise Price per Share, Cancelled/Forfeited	$ 7.5		$ 5.2
Number of Shares Subject to Outstanding Stock Options, Outstanding , Ending balance	969,344	898,844	90,991
Weighted Average Exercise Price per Share, Outstanding , Ending balance	$ 4.55	$ 4.74	$ 0.62
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Outstanding Restricted Stock Units, Outstanding , Beginning balance	1,318,530
Weighted Average Grant Date Fair Value per Share, Outstanding , Beginning balance	$ 7.93
Number of Outstanding Restricted Stock Units, Granted		1,318,530
Weighted Average Grant Date Fair Value per Share, Granted		$ 7.93
Number of Shares Subject to Outstanding Stock Options, Released	(386,968)
Weighted Average Exercise Price per Share, Released	$ 8.63
Number of Outstanding Restricted Stock Units,,Cancelled/Forfeited
Weighted Average Grant Date Fair Value per Share, Cancelled/Forfeited
Number of Outstanding Restricted Stock Units, Outstanding , Ending balance	931,562	1,318,530
Weighted Average Grant Date Fair Value per Share, Outstanding , Ending balance	$ 7.64	$ 7.93